Consolidated Statements of Stockholders' Equity Statement - USD ($) $ in Millions	Total	Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]	Common stock	Treasury stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Noncontrolling interest
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax		$ (3)
Beginning balance, shares at Dec. 31, 2015			329,000,000
Beginning balance, equity attributable to Hilton stockholders at Dec. 31, 2015			$ 3	$ 0	$ 10,158	$ (3,392)	$ (784)
Beginning balance, equity attributable to noncontrolling interest at Dec. 31, 2015								$ (34)
Beginning balance, equity at Dec. 31, 2015	$ 5,951
Net income attributable to Hilton stockholders	338					338
Net income attributable to Hilton stockholders | Accounting standards update 2014-09	(10)
Net income attributable to noncontrolling interest	16							16
Net income attributable to noncontrolling interest | Accounting standards update 2014-09	0
Net income	354
Net income | Accounting standards update 2014-09	(10)
Currency translation adjustment	(159)						(158)	(1)
Pension liability adjustment	(57)						(57)
Cash flow hedge adjustment	(2)						(2)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders		(57)					(217)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest								(1)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	218
Dividends	(279)					(279)
Share-based compensation	62				62
Distributions	(32)							(32)
Acquisition of noncontrolling interest	0
Deconsolidation of a variable interest entity	(4)							(4)
Ending balance, shares at Dec. 31, 2016			329,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2016			$ 3	0	10,220	(3,545)	(1,001)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2016								(50)
Ending balance, equity at Dec. 31, 2016	5,627
Cumulative effect of the adoption of ASU | Accounting standards update 2014-09	(212)					(212)
Cumulative effect of the adoption of ASU | Accounting standards update 2015-02	5							5
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax		(3)
Net income attributable to Hilton stockholders	1,084					1,084
Net income attributable to Hilton stockholders | Accounting standards update 2014-09	(175)
Net income attributable to noncontrolling interest	5							5
Net income attributable to noncontrolling interest | Accounting standards update 2014-09	0
Net income	1,089
Net income | Accounting standards update 2014-09	(175)
Currency translation adjustment	162						162
Pension liability adjustment	22						22
Cash flow hedge adjustment	13						13
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders		22					197
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest								0
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	(197)
Dividends	(196)					(196)
Repurchases of common stock, shares			(14,000,000)
Repurchases of common stock	(891)			(891)
Share-based compensation, shares			2,000,000
Share-based compensation	77				77
Distributions	(1)							(1)
Spin-offs of Park and HGV	(4,211)	0				(4,323)	63	49
Acquisition of noncontrolling interest	$ 0
Ending balance, shares at Dec. 31, 2017	317,420,933		317,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2017	$ 1,688		$ 3	(891)	10,298	(6,981)	(741)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2017	(3)							3
Ending balance, equity at Dec. 31, 2017	1,691
Ending balance, equity (Accounting standards update 2014-09) at Dec. 31, 2017	(384)
Cumulative effect of the adoption of ASU | Accounting standards update 2016-09	0				1	(1)
Net income attributable to Hilton stockholders	161
Net income	163
Ending balance, shares at Mar. 31, 2018			317,000,000
Ending balance, equity attributable to Hilton stockholders at Mar. 31, 2018			$ 3	(1,001)	10,288	(6,868)	(680)
Ending balance, equity attributable to noncontrolling interest at Mar. 31, 2018								5
Ending balance, equity at Mar. 31, 2018	$ 1,747
Beginning balance, shares at Dec. 31, 2017	317,420,933		317,000,000
Beginning balance, equity attributable to Hilton stockholders at Dec. 31, 2017	$ 1,688		$ 3	(891)	10,298	(6,981)	(741)
Beginning balance, equity attributable to noncontrolling interest at Dec. 31, 2017	(3)							3
Beginning balance, equity at Dec. 31, 2017	1,691
Beginning balance, equity (Accounting standards update 2014-09) at Dec. 31, 2017	(384)
Net income attributable to Hilton stockholders	378					378
Net income attributable to noncontrolling interest	2							2
Net income	380
Currency translation adjustment	(45)
Pension liability adjustment	3
Cash flow hedge adjustment	41
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders		3					(1)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	1
Dividends	(94)					(94)
Repurchases of common stock, shares			(20,000,000)
Repurchases of common stock	(1,439)			(1,439)
Share-based compensation, shares			1,000,000
Ending balance, shares at Jun. 30, 2018			298,000,000
Ending balance, equity attributable to Hilton stockholders at Jun. 30, 2018			$ 3	(2,330)	10,321	(6,697)	(742)
Ending balance, equity attributable to noncontrolling interest at Jun. 30, 2018								5
Ending balance, equity at Jun. 30, 2018	$ 560
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax		(2)
Beginning balance, shares at Dec. 31, 2017	317,420,933		317,000,000
Beginning balance, equity attributable to Hilton stockholders at Dec. 31, 2017	$ 1,688		$ 3	(891)	10,298	(6,981)	(741)
Beginning balance, equity attributable to noncontrolling interest at Dec. 31, 2017	(3)							3
Beginning balance, equity at Dec. 31, 2017	1,691
Beginning balance, equity (Accounting standards update 2014-09) at Dec. 31, 2017	(384)
Net income attributable to Hilton stockholders	764					764
Net income attributable to noncontrolling interest	5							5
Net income	769
Currency translation adjustment	(70)						(70)
Pension liability adjustment	(9)						(9)
Cash flow hedge adjustment	22						22
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders		(9)					(57)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest								0
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	57
Dividends	(184)					(184)
Repurchases of common stock, shares			(23,000,000)
Repurchases of common stock	(1,721)			(1,721)
Share-based compensation, shares			1,000,000
Share-based compensation	64			(13)	77
Distributions	(1)							(1)
Acquisition of noncontrolling interest	$ (3)				(3)
Ending balance, shares at Dec. 31, 2018	294,815,890		295,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2018	$ 551		$ 3	(2,625)	10,372	(6,417)	(782)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2018	(7)							7
Ending balance, equity at Dec. 31, 2018	558
Beginning balance, shares at Mar. 31, 2018			317,000,000
Beginning balance, equity attributable to Hilton stockholders at Mar. 31, 2018			$ 3	(1,001)	10,288	(6,868)	(680)
Beginning balance, equity attributable to noncontrolling interest at Mar. 31, 2018								5
Beginning balance, equity at Mar. 31, 2018	1,747
Net income attributable to Hilton stockholders	217					217
Net income attributable to noncontrolling interest	0
Net income	217
Currency translation adjustment	(77)
Pension liability adjustment	2
Cash flow hedge adjustment	13
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders							(62)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	62
Dividends	(46)					(46)
Repurchases of common stock, shares			(19,000,000)
Repurchases of common stock	(1,329)			(1,329)
Ending balance, shares at Jun. 30, 2018			298,000,000
Ending balance, equity attributable to Hilton stockholders at Jun. 30, 2018			$ 3	(2,330)	10,321	(6,697)	(742)
Ending balance, equity attributable to noncontrolling interest at Jun. 30, 2018								5
Ending balance, equity at Jun. 30, 2018	560
Cumulative effect of the adoption of ASU | Accounting standards update 2018-02	$ 0	22				(16)	(16)
Beginning balance, shares at Dec. 31, 2018	294,815,890		295,000,000
Beginning balance, equity attributable to Hilton stockholders at Dec. 31, 2018	$ 551		$ 3	(2,625)	10,372	(6,417)	(782)
Beginning balance, equity attributable to noncontrolling interest at Dec. 31, 2018	(7)							7
Beginning balance, equity at Dec. 31, 2018	558
Net income attributable to Hilton stockholders	418					418
Net income attributable to noncontrolling interest	2							2
Net income	420
Currency translation adjustment	12
Pension liability adjustment	4
Cash flow hedge adjustment	(40)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders		$ 4					(24)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	24
Dividends	(87)					(87)
Repurchases of common stock, shares			(8,000,000)
Repurchases of common stock	$ (679)			(679)
Share-based compensation, shares			1,000,000
Ending balance, shares at Jun. 30, 2019	287,693,211		288,000,000
Ending balance, equity attributable to Hilton stockholders at Jun. 30, 2019	$ (30)		$ 3	(3,304)	10,419	(6,342)	(806)
Ending balance, equity attributable to noncontrolling interest at Jun. 30, 2019	(7)							7
Ending balance, equity at Jun. 30, 2019	(23)
Beginning balance, shares at Mar. 31, 2019			292,000,000
Beginning balance, equity attributable to Hilton stockholders at Mar. 31, 2019			$ 3	(2,921)	10,374	(6,558)	(798)
Beginning balance, equity attributable to noncontrolling interest at Mar. 31, 2019								8
Beginning balance, equity at Mar. 31, 2019	108
Net income attributable to Hilton stockholders	260					260
Net income attributable to noncontrolling interest	1							1
Net income	261
Currency translation adjustment	15
Pension liability adjustment	2
Cash flow hedge adjustment	(25)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders							(8)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest	8
Dividends	(44)					(44)
Repurchases of common stock, shares			(4,000,000)
Repurchases of common stock	$ (383)			(383)
Ending balance, shares at Jun. 30, 2019	287,693,211		288,000,000
Ending balance, equity attributable to Hilton stockholders at Jun. 30, 2019	$ (30)		$ 3	$ (3,304)	$ 10,419	$ (6,342)	$ (806)
Ending balance, equity attributable to noncontrolling interest at Jun. 30, 2019	(7)							$ 7
Ending balance, equity at Jun. 30, 2019	$ (23)